Condensed interim consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Share capital Common	Equity reserve	Foreign currency translation reserve	Deficit	Attributable to shareholders of the Company	Non-controlling interests
Balance, amount at Dec. 31, 2023	$ 72,200	$ 455,548	$ 52,936	$ 8,325	$ (463,391)	$ 53,418	$ 18,782
Balance, shares at Dec. 31, 2023		87,476
Statement [Line Items]
Net loss for the period	(36,319)	$ 0	0	0	(33,375)	(33,375)	(2,944)
Other comprehensive income for the period	2,951	0	0	1,194	1,054	2,248	703
Contribution from non-controlling interests (Note 17)	1,995	$ 0	0	0	0	0	1,995
Equity offering, shares		10,460
Equity offering, amount	5,026	$ 3,171	1,855	0	0	5,026	0
Non-brokered private placements, shares		634
Non-brokered private placements, amount	441	$ 441	0	0	0	441	0
Common shares issued, shares		92
Common shares issued, amount	50	$ 50	0	0	0	50	0
Warrants issued	527	$ 0	527	0	0	527	0
Retraction of convertible debenture, shares		8,051
Retraction of convertible debenture, amount	5,550	$ 5,603	(53)	0	0	5,550	0
Share-based payments	634	0	634	0	0	634	0
Balance, amount at Sep. 30, 2024	53,055	$ 464,813	55,899	9,519	(495,712)	34,519	18,536
Balance, shares at Sep. 30, 2024		106,713
Balance, amount at Dec. 31, 2024	53,449	$ 573,532	56,521	14,426	(591,030)	53,449	0
Balance, shares at Dec. 31, 2024		237,780
Statement [Line Items]
Net loss for the period	(49,729)	$ 0	0	0	(49,729)	(49,729)	0
Other comprehensive income for the period	(1,737)	$ 0	0	(1,984)	247	(1,737)	0
Non-brokered private placements, shares		11,197
Non-brokered private placements, amount	18,455	$ 17,884	571	0	0	18,455	0
Common shares issued, shares		2,330
Common shares issued, amount	2,984	$ 2,984	0	0	0	2,984	0
Share-based payments	9,007	$ 0	9,007	0	0	9,007	0
Conversion of convertible debenture, shares		12,923
Conversion of convertible debenture, amount	11,042	$ 11,526	(484)	0	0	11,042	0
Exercise of options, warrants, and other share units, shares		9,271
Exercise of options, warrants, and other share units, amount	6,744	$ 9,978	(3,234)	0	0	6,744	0
Balance, amount at Sep. 30, 2025	$ 50,215	$ 615,904	$ 62,381	$ 12,442	$ (640,512)	$ 50,215	$ 0
Balance, shares at Sep. 30, 2025		273,501